UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM 10-D

ASSET-BACKED ISSUER
DISTRIBUTION REPORT PURSUANT TO SECTION 13 OR 15(D) OF THE
SECURITIES EXCHANGE ACT OF 1934

For the semi-annual distribution period from
February 1, 2019 to July 31, 2019

Commission File Number of issuing entity:	333-191392-01
Central Index Key Number of issuing entity:	0001587650

APPALACHIAN CONSUMER RATE RELIEF FUNDING LLC
(Exact name of issuing entity as specified in its charter)

Commission File Number of depositor:	333-191392
Central Index Key Number of depositor:	0000006879

APPALACHIAN POWER COMPANY
(Exact name of depositor as specified in its charter)

Central Index Key Number of sponsor (if applicable):	0000006879

APPALACHIAN POWER COMPANY
(Exact name of sponsor as specified in its charter)

THOMAS G. BERKEMEYER, Associate General Counsel AMERICAN ELECTRIC POWER SERVICE CORPORATION (614) 716-1648
(Name and telephone number, including area code, of the person to contact in connection with this filing)

DELAWARE
(State or other jurisdiction of incorporation or organization of the issuing entity)

46-3706150
(IRS Employer Identification No.)

1 Riverside Plaza, Columbus, Ohio	43215
(Address of principal executive offices of the issuing entity)	(Zip Code)

(614) 716-1000
(Telephone number, including area code)

None
(Former name, former address, if changed since last report)

Registered/reporting pursuant to (check one)

Title of Class	Section 12(b)	Section 12(g)	Section 15(d)	Name of exchange (If Section 12(b))
Senior Secured Phase-In-Recovery Bonds, Tranche A-1			☒
Senior Secured Phase-In-Recovery Bonds, Tranche A-2			☒

Indicate by check mark whether the registrant (1) has filed all reports required to be filed by Section 13 or 15(d) of the Securities Exchange Act of 1934 during the preceding 12 months (or for such shorter period that the registrant was required to file such reports), and (2) has been subject to such filing requirements for the past 90 days.

Yes ☒	No

PART I - DISTRIBUTION INFORMATION

Item 1.	Distribution and Pool Performance Information.

The response to Item 1 is set forth in part herein and in part in Exhibit 99.1.

The record date for distributions described in Exhibit 99.1 is July 31, 2019.

Introductory and explanatory information regarding the material terms, parties and distributions described in Exhibit 99.1 is included in the Prospectus Supplement relating to the Senior Secured Consumer Rate Relief Bonds (the "Bonds"), dated November 6, 2013, and related Prospectus, dated November 1, 2013, of Appalachian Consumer Rate Relief Funding LLC (the "Issuing Entity") filed with the Securities and Exchange Commission pursuant to Rule 424(b)(5) of the Securities Act of 1933 on November 12, 2013 under the depositor’s Commission File Number.

As indicated in Exhibit 99.1, all required interest and scheduled principal payments on the Bonds have been made with respect to the August 1, 2019 distribution date.

Item 1A.	Asset-Level Information.

Omitted pursuant to General Instruction C of Form 10-D.

Item 1B.	Asset Representations Reviewer and Investor Communication.

Omitted pursuant to General Instruction C of Form 10-D.

PART II - OTHER INFORMATION

Item 2.	Legal Proceedings.

U.S. Bank National Association has provided the following information to the depositor:

In the last several years, U.S. Bank National Association (“U.S. Bank”) and other large financial institutions have been sued in their capacity as trustee or successor trustee for certain residential mortgage backed securities ("RMBS") trusts. The complaints, primarily filed by investors or investor groups against U.S. Bank and similar institutions, allege the trustees caused losses to investors as a result of alleged failures by the sponsors, mortgage loan sellers and servicers to comply with the governing agreements for these RMBS trusts. Plaintiffs generally assert causes of action based upon the trustees’

purported failures to enforce repurchase obligations of mortgage loan sellers for alleged breaches of representations and warranties, notify securityholders of purported events of default allegedly caused by breaches of servicing standards by mortgage loan servicers and abide by a heightened standard of care following alleged events of default. Currently, U.S. Bank is a defendant in multiple actions alleging individual or class action claims against it.

U.S. Bank denies liability and believes that it has performed its obligations under the RMBS trusts in good faith, that its actions were not the cause of losses to investors, that it has meritorious defenses, and it has contested and intends to continue contesting the plaintiffs’ claims vigorously. However, U.S. Bank cannot assure you as to the outcome of any of the litigation, or the possible impact of these litigations on the trustee or the RMBS trusts.

On March 9, 2018, a law firm purporting to represent fifteen Delaware statutory trusts (the “DSTs”) that issued securities backed by student loans (the “Student Loans”) filed a lawsuit in the Delaware Court of Chancery against U.S. Bank National Association (“U.S. Bank”) in its capacities as indenture trustee and successor special servicer, and three other institutions in their respective transaction capacities, with respect to the DSTs and the Student Loans. This lawsuit is captioned The National Collegiate Student Loan Master Trust I, et al. v. U.S. Bank National Association, et al., C.A. No. 2018-0167-JRS (Del. Ch.). The complaint, which was later amended on June 15, 2018, alleged that the DSTs have been harmed as a result of purported misconduct or omissions by the defendants concerning administration of the trusts and servicing of the student loans.

U.S. Bank believes that it has performed its obligations as indenture trustee and special servicer in good faith and in compliance in all material respects with the terms of the agreements governing the DSTs (the “Governing Agreements”), and accordingly that the claims against it in the lawsuit are without merit. U.S. Bank has filed a motion seeking dismissal of the operative complaint in its entirety with prejudice pursuant to Chancery Court Rules 12(b)(1) and 12(b)(6) or, in the alternative, U.S. Bank requested a stay of the case while other prior filed disputes involving the DSTs and the Student Loans are being litigated. On November 7, 2018, the Court ruled that the case should be stayed in its entirety pending resolution of the first-filed cases.

U.S. Bank intends to continue to defend this lawsuit vigorously.

Item 3.	Sales of Securities and Use of Proceeds.

None.

Item 4.	Defaults Upon Senior Securities.

Omitted pursuant to General Instruction C of Form 10-D.

Item 5.	Submission of Matters to a Vote of Security Holders.

Omitted pursuant to General Instruction C of Form 10-D.

Item 6.	Significant Obligors of Pool Assets.

Omitted pursuant to General Instruction C of Form 10-D.

Item 7.	Change in Sponsor Interest in the Securities.

None.

Item 8.	Significant Enhancement Provider Information.

Omitted pursuant to General Instruction C of Form 10-D.

Item 9.	Other Information.

Omitted pursuant to General Instruction C of Form 10-D.

Item 10.	Exhibits.

(a) Documents filed as a part of this report (exhibits marked with an asterisk are filed herewith):

*99.1    Semi-annual Servicer's Certificate relating to the Bonds, dated July 31, 2019.

 (b) Exhibits required by this Form and Item 601 of Regulation S-K (exhibits marked with an asterisk are filed herewith):

3.1 Certificate of Formation of the Issuing Entity filed with the Delaware Secretary of State on August 19, 2013 (incorporated by reference to exhibit 3.1 included as an exhibit to the Sponsor’s Form S-3 dated October 29, 2013).

3.2 Amended and Restated Limited Liability Company Agreement of the Issuing Entity executed as of October 28, 2013 (incorporated by reference to exhibit 3.2 included as an exhibit to the Sponsor’s Form 8-K dated November 6, 2013).

4.1 Indenture dated as of November 15, 2013 between the Issuing Entity and U.S. Bank National Association providing for the issuance of Senior Secured Consumer Rate Relief Bonds (incorporated by reference to exhibit 4.1 included as an exhibit to the Sponsor’s Form 8-K dated November 6, 2013).

4.2 Form of Senior Secured Consumer Rate Relief Bonds (included as Exhibit A to the Indenture filed as Exhibit 4.1) (incorporated by reference to exhibit 4.1 included as an exhibit to the Sponsor’s Form 8-K dated November 18, 2013).

10.1 Consumer Rate Relief Property Sale Agreement dated as of November 15, 2013 between the Issuing Entity and Appalachian Power Company, as seller (incorporated by reference to exhibit 99.2 included as an exhibit to the Sponsor’s Form 8-K dated November 18, 2013).

10.2 Servicing Agreement dated as of November 15, 2013 between the Issuing Entity and Appalachian Power Company, as servicer (incorporated by reference to exhibit 99.1 included as an exhibit to the Sponsor’s Form 8-K dated November 18, 2013).

10.3 Administration Agreement dated as of November 15, 2013 between the Issuing Entity and Appalachian Power Company, as servicer (incorporated by reference to exhibit 99.3 included as an exhibit to the Sponsor’s Form 8-K dated November 18, 2013).

*99.1    Semi-annual Servicer's Certificate relating to the Bonds, dated July 31, 2019.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Appalachian Consumer Rate Relief Funding LLC
(Issuing Entity)

Date: August 1, 2019	By: Appalachian Power Company, as Servicer

/s/ Julia A. Sloat
Julia A. Sloat
Treasurer and Senior Officer in Charge of the Servicing Function

EXHIBIT INDEX
*99.1 Semi-annual Servicer's Certificate relating to the Bonds, dated July 31, 2019.